Subsequent Events (Details) - USD ($) $ in Millions	Mar. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	May 07, 2021
$18.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount		$ 18.0	$ 18.0	$ 18.0
Subsequent Event [Member]
Subsequent Events [Abstract]
Number of shares of Company stock held to receive one share of Toro common stock	10
Subsequent Event [Member] | $18.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount	$ 18.0
Subsequent Event [Member] | Toro [Member]
Subsequent Events [Abstract]
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)	1